Preferred and Common Stock (Details) (USD $)	6 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]
Preferred and Common Stock [Abstract]
Preferred Stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares authorized	180,000,000	180,000,000	180,000,000
Common stock, par value per share	$ 0.05	$ 0.05	$ 0.05
Common stock, shares issued	110,233,225	75,975,656	107,473,820
Common stock, shares outstanding			107,473,820
Class of Stock [Line Items]
Stock issued during period				31,498,164	1,897,503
Shares of common stock issued				24,816,000
Common stock issued on debt conversion, shares				5,600,000	1,307,153
Shares issued for services rendered	458,553			1,082,164
Common stock issued for warrant exercises, shares					372,272
Number of shares issued for interest					135,369
Common stock issued for option exercises, shares		455,098			55,098
Shares issued to acquire shares of subsidiary					27,611